Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

	Year Ended December 31,
(in thousands)	2013	2012
Tax Valuation Allowance:
Beginning balance	$165,008	$134,095
Charged to net loss	(217)	30,913

Ending balance	164,791	165,008

Allowance for Doubtful Accounts:
Beginning balance	$287	$905
Charged to costs and expenses	(11)	(230)
Charges utilized/write-offs	(201)	(393)
Effect of foreign currency translation	—	5

Total	75	287
Less: Held for Sale	(49)	(158)

Ending Balance	$26	$129